STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable from Stockholder	Accumulated Deficit	Total
Balance - June 30, 2022 at Dec. 31, 2020	$ 288	$ 24,712	$ (25,000)	$ (1,000)	$ (1,000)
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Receipt of subscription receivable			$ 25,000		25,000
Sale of 461,500 Private Units	$ 46	4,614,954			4,615,000
Sale of 461,500 Private Units (in shares)	461,500
Accretion of common stock to redemption amount		(3,350,220)			(3,350,220)
Net income (loss)				(166,644)	(166,644)
Balance - September 30, 2022 at Dec. 31, 2021	$ 334	1,289,446		(167,644)	1,122,136
Balance at the end (in shares) at Dec. 31, 2021	3,336,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)					163,259
Balance - September 30, 2022 at Sep. 30, 2022	$ 334	847,081		(4,385)	843,030
Balance - June 30, 2022 at Dec. 31, 2021	$ 334	1,289,446		(167,644)	1,122,136
Balance at the beginning (in shares) at Dec. 31, 2021	3,336,500
Increase (Decrease) in Stockholders' Equity
Accretion of common stock to redemption amount		(1,084,374)			(1,084,374)
Net income (loss)				722,115	722,115
Balance - September 30, 2022 at Dec. 31, 2022	$ 334	205,072		554,471	759,877
Balance at the end (in shares) at Dec. 31, 2022	3,336,500
Balance - June 30, 2022 at Mar. 31, 2022	$ 334	1,289,446		(319,382)	970,398
Increase (Decrease) in Stockholders' Equity
Accretion of common stock to redemption amount		(72,983)			(72,983)
Balance - September 30, 2022 at Jun. 30, 2022	334	1,216,463		(308,716)	908,081
Increase (Decrease) in Stockholders' Equity
Accretion of common stock to redemption amount		(369,382)			(369,382)
Net income (loss)					304,331
Balance - September 30, 2022 at Sep. 30, 2022	334	847,081		(4,385)	843,030
Balance - June 30, 2022 at Dec. 31, 2022	334	205,072		554,471	759,877
Increase (Decrease) in Stockholders' Equity
Accretion of common stock to redemption amount		(205,072)		(669,501)	(874,573)
Balance - September 30, 2022 at Mar. 31, 2023	334			593,526	593,860
Balance - June 30, 2022 at Dec. 31, 2022	$ 334	$ 205,072		554,471	759,877
Balance at the beginning (in shares) at Dec. 31, 2022	3,336,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)					156,857
Balance - September 30, 2022 at Sep. 30, 2023	$ 334			(1,806,667)	(1,806,333)
Balance - June 30, 2022 at Mar. 31, 2023	334			593,526	593,860
Increase (Decrease) in Stockholders' Equity
Accretion of common stock to redemption amount				(729,454)	(729,454)
Balance - September 30, 2022 at Jun. 30, 2023	334			(971,643)	(971,309)
Increase (Decrease) in Stockholders' Equity
Accretion of common stock to redemption amount				(188,932)	(188,932)
Net income (loss)					(646,092)
Balance - September 30, 2022 at Sep. 30, 2023	$ 334			$ (1,806,667)	$ (1,806,333)